The Lincoln National Life Insurance Company:

Lincoln Life Flexible Premium Variable Life Account M

Lincoln Life Flexible Premium Variable Life Account R

Lincoln Life Flexible Premium Variable Life Account S

Supplement Dated June 16, 2008

To the Prospectus for the following Products:

Lincoln VULONE 2007	Lincoln Momentum VULONE 2007
Lincoln SVULONE 2007	Lincoln Momentum SVULONE 2007
Lincoln VULONE	Lincoln Momentum VULONE
Lincoln VULONE 2005	Lincoln Momentum VULONE 2005
Lincoln SVULONE	Lincoln Momentum SVULONE
Lincoln VULcv IV	Lincoln VULDB IV
Lincoln SVUL IV	Lincoln Corporate Variable 5
Lincoln Corporate Variable 4
Lincoln CVUL Series III Elite
Lincoln Corporate Commitment VUL

The information in this supplement updates and amends certain information contained in the prospectuses dated May 1, 2008 for the referenced products.  Keep this supplement with your prospectus for reference.

The Sub-Account which purchases shares of the LVIP SSgA Emerging Markets 100 Fund (Standard Class) will be available on or about June 30, 2008.